Segments of Operations (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating earnings before income taxes by significant business segment and sub-segment
Realized gains (losses)	$ 73	$ 88	$ 38
Operating earnings before income taxes	558	694	818
Property and Casualty Insurance [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	180	306	433
Investment and other income, net	263	299	338
Realized gains (losses)	97	88	123
Operating earnings before income taxes	540	693	894
Annuity and Supplemental Insurance [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Operations	222	197	152
Realized gains (losses)	(23)		(86)
Operating earnings before income taxes	199	197	66
Other Segment [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Operating earnings before income taxes	(181)	(196)	(142)
Specialty Property and Transportation [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	113	141	237
Specialty Casualty [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	35	45	64
Specialty Financial [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	65	123	148
Specialty Other [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	18	8	(9)
Other Lines [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	$ (51)	$ (11)	$ (7)